Other Payables (Details) - Schedule of other payables ₪ in Thousands, $ in Thousands		Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Schedule of other payables [Abstract]
Employees and payroll accruals	[1]	₪ 877	$ 254	₪ 2,317
Accrued expenses		2,025	586	1,499
Other		178	51	196
Other Payables		₪ 3,080	$ 891	₪ 4,012

[1]	Balance includes related parties (The Company's CEO and the Chairman of the Board of Directors).